UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CastleRock Asset Management, Inc.

Address:   101 Park Avenue, 23rd Floor
           New York, NY 10178


Form 13F File Number: 028-6185


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Tanico
Title:  Principal
Phone:  212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico                 New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      289,722
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AEROPOSTALE                  COM            007865108    4,810   315,439 SH       SOLE                  315,439      0    0
AMAZON COM INC               COM            023135106    4,846    27,996 SH       SOLE                   27,996      0    0
ANADARKO PETE CORP           COM            032511107    7,645   100,154 SH       SOLE                  100,154      0    0
APPLE INC                    COM            037833100   30,622    75,610 SH       SOLE                   75,610      0    0
AVAGO TECHNOLOGIES LTD       SHS            Y0486S104    3,988   138,198 SH       SOLE                  138,198      0    0
BAKER HUGHES INC             COM            057224107    4,132    84,941 SH       SOLE                   84,941      0    0
BIOGEN IDEC INC              COM            09062X103    4,551    41,350 SH       SOLE                   41,350      0    0
BROADCOM CORP                CL A           111320107    6,587   224,337 SH       SOLE                  224,337      0    0
CBS CORP NEW                 CL B           124857202   26,718   984,450 SH       SOLE                  984,450      0    0
CITIGROUP INC                COM NEW        172967424    3,776   143,501 SH       SOLE                  143,501      0    0
DANA HLDG CORP               COM            235825205    6,862   564,810 SH       SOLE                  564,810      0    0
EDWARDS LIFESCIENCES CORP    COM            28176E108    6,545    92,581 SH       SOLE                   92,581      0    0
ELAN PLC                     ADR            284131208   16,625 1,209,973 SH       SOLE                1,209,973      0    0
ELECTRONIC ARTS INC          COM            285512109   10,669   517,928 SH       SOLE                  517,928      0    0
EQUINIX INC                  COM NEW        29444U502    9,696    95,625 SH       SOLE                   95,625      0    0
FINISAR CORP                 COM NEW        31787A507   14,739   880,201 SH       SOLE                  880,201      0    0
HALLIBURTON CO               COM            406216101   11,293   327,250 SH       SOLE                  327,250      0    0
INTL PAPER CO                COM            460146103   10,333   349,085 SH       SOLE                  349,085      0    0
KEY ENERGY SVCS INC          COM            492914106   14,442   933,565 SH       SOLE                  933,565      0    0
LAS VEGAS SANDS CORP         COM            517834107   14,335   335,481 SH       SOLE                  335,481      0    0
LENNAR CORP                  CL A           526057104    8,637   439,522 SH       SOLE                  439,522      0    0
NATIONAL OILWELL VARCO INC   COM            637071101    4,654    68,451 SH       SOLE                   68,451      0    0
ONYX PHARMACEUTICALS INC     COM            683399109   15,662   356,364 SH       SOLE                  356,364      0    0
PRECISION CASTPARTS CORP     COM            740189105    8,435    51,184 SH       SOLE                   51,184      0    0
PULTE GROUP INC              COM            745867101   11,403 1,807,081 SH       SOLE                1,807,081      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   11,382   694,016 SH       SOLE                  694,016      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A       848574109    9,061   436,057 SH       SOLE                  436,057      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    7,274   496,886 SH       SOLE                  496,886      0    0


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